SEGMENT INFORMATION - Reconciliation of FFO (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating Segments [Abstract]
FFO	$ 144	$ 170	$ 231	$ 444
Depreciation and amortization of real estate assets	(46)	(66)	(91)	(135)
Fair value gains, net	498	(803)	1,138	(1,113)
Share of equity accounted income - non-FFO	105	(908)	181	(1,158)
Income tax expense	(87)	48	(192)	(113)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	(295)	306	(682)	336
Net income (loss) attributable to unitholders	319	(1,253)	585	(1,739)
Non-controlling interests of others in operating subsidiaries and properties	367	(259)	832	(146)
Net income (loss)	$ 686	$ (1,512)	$ 1,417	$ (1,885)